Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables, net of expected credit losses of $2.7 (2022 – $2.0)	$ 1,016.1	$ 988.1
Holdbacks and other	47.4	39.9
Trade and other receivables	1,063.5	1,028.0
Expected credit losses	$ 2.7	$ 2.0